FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES - Disclosure of credit risk (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	$ 1,498,698	$ 639,680	$ 182,175	$ 154,154
Advances receivable and prepaid expenses	1,144,014	408,729
Credit risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	1,498,698	639,680
Advances receivable and prepaid expenses	1,144,014	408,729
Financial asset maximum credit exposure	$ 2,642,712	$ 1,048,409